EQ Advisors TrustSM

Prospectus dated May 1, 2009

This prospectus describes five (5) Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of the Portfolios. This prospectus contains information you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

Crossings Allocation Portfolios

Crossings Conservative Allocation Portfolio

Crossings Conservative-Plus Allocation Portfolio

Crossings Moderate Allocation Portfolio

Crossings Moderate-Plus Allocation Portfolio

Crossings Aggressive Allocation Portfolio

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version C1

(94137)

EQ Advisors Trust

Introduction

EQ Advisors Trust (“Trust”) is comprised of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class IB shares of the five (5) Crossings Allocation Portfolios of the Trust. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. The Crossings Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Each Crossings Allocation Portfolio is a diversified Portfolio. Information on each Crossings Allocation Portfolio, including the investment objective, investment strategies and investment risks, can be found on the pages following this introduction. Except as otherwise noted, the investment objective and investment policies of each Crossings Allocation Portfolio may be changed without a shareholder vote.

The Trust’s shares are currently sold only to (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies; and (ii) The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. This prospectus is designed to help you make informed decisions about the Crossings Allocation Portfolios that are available under your Contract, the Equitable Plan or your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

The investment manager to the Crossings Allocation Portfolios is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides the day-to-day management of the Crossings Allocation Portfolios. Information regarding AXA Equitable is included under “Management Team” in this prospectus.

The co-distributors for each Crossings Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in a Crossings Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

2	Introduction	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

The Crossings Allocation Portfolios at a Glance

The Crossings Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the Crossings Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five Crossings Allocation Portfolios — Crossings Conservative Allocation Portfolio, Crossings Conservative-Plus Allocation Portfolio, Crossings Moderate Allocation Portfolio, Crossings Moderate-Plus Allocation Portfolio and Crossings Aggressive Allocation Portfolio (each Crossings Allocation Portfolio may be referred to herein as a “Portfolio” or together as the “Portfolios”). Each Crossings Allocation Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other registered investment companies (“Underlying ETFs”). The chart below illustrates each Crossings Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

Crossings Allocation Portfolios	Income	Growth of Capital
Crossings Conservative Allocation Portfolio	High	Low
Crossings Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
Crossings Moderate Allocation Portfolio	Medium	Medium to High
Crossings Moderate-Plus Allocation Portfolio	Low	Medium to High
Crossings Aggressive Allocation Portfolio	Low	High

AXA Equitable, under the oversight of the Trust’s Board of Trustees (the “Board”), has established an asset allocation target for each Crossings Allocation Portfolio. This target is the approximate percentage of each Portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios and Underlying ETFs in which the Portfolio invests. Subject to this asset allocation target, AXA Equitable also has established target investment percentages for each asset category in which a Crossings Allocation Portfolio invests. Each target investment percentage is an approximate percentage of a Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios and Underlying ETFs whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equity securities, large cap equity securities, small/mid cap equity securities, investment grade bonds, and high yield bonds). These asset allocation targets and target investment percentages may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios and Underlying ETFs in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages and may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs. AXA Equitable may sell a Portfolio’s holdings in an Underlying Portfolio or Underlying ETF in order to invest in another Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities. AXA Equitable does not intend to engage in active and frequent trading on behalf of the Crossings Allocation Portfolios. The following chart describes the current asset allocation targets and target investment percentages among the asset classes and asset categories for each Crossings Allocation Portfolio.

Asset Class	Crossings Conservative Allocation	Crossings Conservative-Plus Allocation	Crossings Moderate Allocation	Crossings Moderate-Plus Allocation	Crossings Aggressive Allocation
Percentage of Equity	20%	40%	50%	70%	90%
• International	5%	10%	15%	20%	25%
• Large Cap	10%	20%	25%	35%	45%
• Small/Mid Cap	5%	10%	10%	15%	20%
Percentage of Fixed Income*	80%	60%	50%	30%	10%
• Investment Grade	75%	55%	45%	30%	10%
• High Yield	5%	5%	5%	0%	0%
*	The target investment percentages for the investment grade and high yield fixed income classes may include securities of both U.S. and foreign issuers.

Actual allocations can deviate from the amounts shown above by up to 15% for each asset class and asset category. Each Crossings Allocation Portfolio also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, each Crossings

4	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Allocation Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the holdings of the Underlying Portfolios and Underlying ETFs in which it invests. The Crossings Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance each Crossings Allocation Portfolio’s holdings periodically to bring the Portfolio’s asset allocation back into alignment with its asset allocation targets and target investment percentages. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or asset category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios and Underlying ETFs that hold securities of a particular asset class or asset category whose minimum percentage has not been achieved.

The Crossings Allocation Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary or defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. During such times, the Manager may reduce the equity allocation of a Crossings Allocation Portfolio to zero. Should a Crossings Allocation Portfolio take this action, it may not achieve its investment objective. The Crossings Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

In order to give you a better understanding of the types of Underlying Portfolios and Underlying ETFs in which the Crossings Allocation Portfolios currently may invest, the table below lists the Underlying Portfolios and Underlying ETFs divided by asset category, based on each Underlying Portfolio’s or Underlying ETF’s primary securities holdings. Each of the Underlying Portfolios is advised by AXA Equitable and may be sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, AXA Equitable’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with a Crossings Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios and Underlying ETFs which, with respect to the Underlying Portfolios, include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The Crossings Allocation Portfolios will purchase Class A/IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. Additional Information regarding the Underlying ETFs is included in their current prospectuses.

Investment Grade Bond	Multi-Sector Bond

EQ/Bond Index Portfolio	Multimanager Multi-Sector Bond Portfolio
EQ/Core Bond Index
EQ/Global Bond PLUS Portfolio
EQ/Intermediate Government Bond Index Portfolio
EQ/PIMCO Ultra Short Bond Portfolio	Small/Mid Cap Equities
EQ/Quality Bond PLUS Portfolio	EQ/Small Company Index Portfolio
EQ/Mid Cap Value PLUS Portfolio
Large Cap Equities

EQ/Common Stock Index Portfolio
EQ/Equity 500 Index Portfolio
EQ/Large Cap Core PLUS Portfolio	International Equities
EQ/Large Cap Growth Index Portfolio EQ/Large Cap Growth PLUS Portfolio EQ/Large Cap Value Index Portfolio EQ/Large Cap Value PLUS Portfolio	EQ/International ETF Portfolio
EQ/Global Multi-Sector Equity Portfolio
iShares® MSCI Emerging Markets Index Fund
EQ/International Core PLUS Portfolio

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in any of the Crossings Allocation Portfolios bears both the expenses of the particular Crossings Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Crossings Allocation Portfolio instead of in the Crossings Allocation Portfolio itself. However, not all of the Underlying Portfolios of a Crossings Allocation Portfolio may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	5

Crossings Allocation Portfolios

Crossings Conservative Allocation Portfolio

INVESTMENT GOAL

Seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	5%
Large Cap Equity Securities	10%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield Bonds	5%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security selection risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, ETFs risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk, and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk, mortgage-backed and asset-backed securities risk and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an

6	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks - General Risks of Underlying ETFs”: Concentration Risk, ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on January 2, 2008. Therefore, there is no historical performance shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	7

Crossings Allocation Portfolios (continued)

Crossings Conservative-Plus Allocation Portfolio

INVESTMENT GOAL

Seeks current income and growth of capital, with a greater emphasis on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	10%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield Bonds	5%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security selection risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, ETFs risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk, mortgage-backed and asset-backed securities risk and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying

8	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: Concentration Risk, ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on January 2, 2008. Therefore, there is no historical performance shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	9

Crossings Allocation Portfolios (continued)

Crossings Moderate Allocation Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	15%
Large Cap Equity Securities	25%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	45%
High Yield Bonds	5%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security selection risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, ETFs risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk, mortgage-backed and asset-backed securities risk and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such

10	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: Concentration Risk, ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on January 2, 2008. Therefore, there is no historical performance shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	11

Crossings Allocation Portfolios (continued)

Crossings Moderate-Plus Allocation Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	20%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	30%
High Yield Bonds	0%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security selection risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, ETFs risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk, and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, lower-rated securities risk, mortgage-backed and asset-backed securities risk and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an

12	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: Concentration Risk, ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on January 2, 2008. Therefore, there is no historical performance shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	13

Crossings Allocation Portfolios (continued)

Crossings Aggressive Allocation Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 90% of its assets in equity investments and approximately 10% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	25%
Large Cap Equity Securities	45%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	10%
High Yield Bonds	0%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security selection risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, ETFs risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk, real estate investing risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, lower-rated securities risk, mortgage-backed and asset-backed securities risk and zero coupon and pay-in-kind securities risk. The risks associated with an Underlying Portfolio’s or Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying

14	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: Concentration Risk, ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on January 2, 2008. Therefore, there is no historical performance shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	15

Fees and Expenses of the Crossings Allocation Portfolios

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the Crossings Allocation Portfolios. There are no fees or charges to buy or sell shares of the Crossings Allocation Portfolios, reinvest dividends or other distributions or exchange into other portfolios. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual Crossings Allocation Portfolio Operating Expenses (expenses that are deducted from portfolio assets, as a percentage of average daily net assets)
Crossings Conservative Allocation Portfolio
Class IB
Management fee	0.10%
Distribution and/or service 12b-1 fees*	0.10%
Other expenses	53.06%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	0.52%
Total operating expenses	53.78%
Less waivers/expense reimbursements***	-53.06%
Net operating expenses and Acquired Fund Fees and Expenses	0.72%
Crossings Conservative-Plus Allocation Portfolio
Class IB
Management fee	0.10%
Distribution and/or service 12b-1 fees*	0.10%
Other expenses	61.09%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	0.54%
Total operating expenses	61.83%
Less waivers/expense reimbursements***	-61.09%
Net operating expenses and Acquired Fund Fees and Expenses	0.74%
Crossings Moderate Allocation Portfolio
Class IB
Management fee	0.10%
Distribution and/or service 12b-1 fees*	0.10%
Other expenses	60.50%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	0.57%
Total operating expenses	61.27%
Less waivers/expense reimbursements***	-60.50%
Net operating expenses and Acquired Fund Fees and Expenses	0.77%
Crossings Moderate-Plus Allocation Portfolio
Class IB
Management fee	0.10%
Distribution and/or service 12b-1 fees*	0.10%
Other expenses	52.34%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	0.57%
Total operating expenses	53.11%
Less waivers/expense reimbursements***	-52.34%
Net operating expenses and Acquired Fund Fees and Expenses	0.77%
Crossings Aggressive Allocation Portfolio
Class IB
Management fee	0.10%
Distribution and/or service 12b-1 fees*	0.10%
Other expenses	29.96%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	0.61%
Total operating expenses	30.77%
Less waivers/expense reimbursements***	-29.96%
Net operating expenses and Acquired Fund Fees and Expenses	0.81%
*	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and or service (12b-1) fee currently is limited to an annual rate of 0.10% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

16	Fees and Expenses of the Crossings Allocation Portfolios	EQ Advisors Trust

**	The Portfolio invests in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
***	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative, and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of each Crossings Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.20% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement”.

Example

This example is intended to help you compare the direct and indirect costs of investing in each Crossings Allocation Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing.

The example assumes that:

•	You invest $10,000 in a Crossings Allocation Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Crossings Allocation Portfolio’s operating expenses (and the expenses of the Underlying Portfolios and Underlying ETFs incurred indirectly) remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the Crossings Allocation Portfolios. Actual expenses may be higher or lower than those shown. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios and Underlying ETFs incurred indirectly by a Crossings Allocation Portfolio will vary depending on, among other things, the Crossings Allocation Portfolio’s allocation of assets among the Underlying Portfolios and Underlying ETFs. Based on these assumptions your costs would be:

	Crossings Conservative Allocation Portfolio	Crossings Conservative-Plus Allocation Portfolio
	Class IB	Class IB
1 year	$74	$76
3 years	$6,486	$6,682
5 years	$8,168	$7,914
10 years	$8,745	$8,191

	Crossings Moderate Allocation Portfolio	Crossings Moderate-Plus Allocation Portfolio
	Class IB	Class IB
1 year	$79	$79
3 years	$6.675	$6,464
5 years	$7,936	$8,184
10 years	$8,230	$8,793

	Crossings Aggressive Allocation Portfolio
	Class IB
1 year	$83
3 years	$4,949
5 years	$7,630
10 years	$10,179

EQ Advisors Trust	Fees and Expenses of the Crossings Allocation Portfolios	17

More About Investment Strategies & Risks

Each Crossings Allocation Portfolio follows a distinct set of investment strategies. To the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in equity securities, the performance of the Portfolio will be subject to the risks of investing in equity securities. To the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. To the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities, the performance of the Portfolio will be subject to the risks of investing in foreign securities.

The Crossings Allocation Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Crossings Allocation Portfolio take this action, it may not achieve its investment objective. The Crossings Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Some of the risks, including principal risks of investing in the Underlying Portfolios and Underlying ETFs, are discussed below. In addition, each Underlying Portfolio’s and Underlying ETF’s principal risks are described in more detail in its prospectus.

General Risks of Underlying Portfolios and Underlying ETFs

Each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk. The risk that the process for selecting or replacing a sub-adviser (“Adviser”) for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk. There is the risk that the returns from the types of securities in which an Underlying Portfolio or Underlying ETF invests will underperform the general securities market or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities market.

Investment Company Securities Risk. A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies, including ETFs. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk. When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios and Underlying ETFs may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk. Some of the Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Underlying Portfolio and each is responsible for investing a specific allocated portion of the Underlying Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Underlying Portfolio independently from the other Adviser(s), the same security may be held in different portions of a Underlying Portfolio, or may be acquired for one portion of an Underlying Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Underlying Portfolio. In addition, while the Manager seeks to allocate an Underlying Portfolio’s assets among the portfolio’s Advisers in a manner that it believes is consistent with achieving the portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among Advisers to which the Manager pays different fees, which could impact the Manager’s revenues and profits.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Non-Diversification Risk. When an Underlying ETF or Underlying Portfolio is classified as a “non-diversified” investment company it

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means that the proportion of that Underlying ETF or Underlying Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Underlying ETF’s or Underlying Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Underlying ETF or Underlying Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of an Underlying ETF’s or Underlying Portfolio’s investment performance, as the Underlying ETF or Underlying Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Underlying ETF or Underlying Portfolio invests perform poorly, the Underlying ETF or Underlying Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Management Risk. The risk that the strategies used by the Underlying Portfolios’ and Underlying ETFs’ Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk. An Underlying Portfolio or Underlying ETF may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Selection Risk: The Manager or the Adviser(s) for each Underlying Portfolio or Underlying ETF, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

Security Risk. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk. For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the loaned security. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Underlying ETFs may also lend portfolio securities. For specific information with respect to an Underlying ETF’s policies, please see the Underlying ETF’s prospectus and SAI. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially, or a decline in the value of collateral held by the Portfolio.

General Risks of Underlying ETFs

In addition to the general investment risks discussed in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying Portfolios and Underlying ETFs,” an Underlying ETF may be subject to certain additional general investment risks, as discussed below.

Concentration Risk. If an ETF concentrates in a particular industry, group of industries or sector, that ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

ETF Management Risk. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each ETF may not produce the intended results.

Inactive Market Risk. Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of ETFs will develop or be maintained. The lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

Market Risk. An ETFs’ share prices, and thus the share price of the Portfolio that invests therein, can fall, sometimes rapidly and unpredictably, because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a portfolio manager’s assessment of the companies in an ETF may prove incorrect, resulting in losses or poor performance even in a rising market.

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Net Asset Value Risk. The market price of an ETF may be different from its net asset value (i.e., the ETF may trade at a at a discount or premium to its net asset value). The performance of a portfolio could be adversely impacted.

Passive Investment Risk. Most ETFs are not actively managed. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Portfolio Management Risk. The risk that a portfolio manager’s selection of the ETFs, and its allocation and reallocation of portfolio assets among the ETFs, may not produce the desired results. The manager selects particular securities in seeking to achieve the portfolio’s objective within its overall strategy. The securities selected for the portfolio may not perform as well as other securities that were not selected for the portfolio. As a result, the portfolio may underperform other funds with the same objective or in the same asset class.

Tracking Error Risk. Imperfect correlation between each ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index.

Trading Risk. Disruptions to creations and redemptions may result in trading prices that differ significantly from their NAV.

Valuation Risk. The risk that an ETF has valued certain securities at a higher price than it can sell them for.

Risks of Equity Investments

Each Crossings Allocation Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETF’s that emphasize investments in equity securities. Therefore, as an investor in a Crossings Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Crossings Aggressive Allocation, Crossings Moderate-Plus Allocation and Crossings Moderate Allocation Portfolios will be subject to the risks of investing in equity securities to a greater extent than that of the Crossings Conservative Allocation and Crossings Conservative-Plus Allocation Portfolios. The risks of investing in equity securities may include:

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk. To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk. Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

ETFs Risk. When a portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds

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that invest directly in individual stocks and bonds. In addition, when a portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time that is unfavorable to the portfolio or portion thereof. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio or portion thereof that invests in such an ETF could be adversely impacted. ETFs are also subject to certain general risks, which are discussed in the section entitled “More About Investment Strategies & Risks—General Risks of Underlying ETFs.”

Focused Portfolio Risk. Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

Index-Fund Risk. An index fund or index allocated portion of a fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds or portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although an index fund or index-allocated portion attempts to closely track its benchmark index, the fund or portion may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of an index fund or index-allocated portion will match that of the benchmark index. Also, an index fund’s or index-allocated portion’s returns, unlike those of the benchmark index, are reduced by the fund’s or portion’s fees and operating expenses.

Initial Public Offering (“IPO”) Risk. A portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk. The adviser to an Underlying Portfolio or an Underlying ETF may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth Investing Risk. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may

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be costly to a portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others, as noted in the description of each Underlying Portfolio or Underlying ETF in its prospectus.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small- and Mid-Capitalization Risk. There may be an increased risk for portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Risks of Fixed Income Investments

Each Crossings Allocation Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in debt securities. Therefore, as an investor in a Crossings Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s and Underlying ETF’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Crossings Conservative Allocation, Crossings Conservative-Plus Allocation and Crossings Moderate Allocation Portfolios will be subject to the risks of investing in fixed income securities to a greater extent than that of the Crossings Aggressive Allocation and Crossings Moderate-Plus Allocation Portfolios. The risks of investing in fixed income securities may include:

Credit/Default Risk. The risk that an issuer or guarantor of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Each of the Underlying Portfolios and Underlying ETFs may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the portfolio. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness.

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market

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values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk. To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Index-Fund Risk. An index fund or index allocated portion of a fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds or portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although an index fund or index-allocated portion attempts to closely track its benchmark index, the fund or portion may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of an index fund or index-allocated portion will match that of the benchmark index. Also, an index fund’s or index-allocated portion’s returns, unlike those of the benchmark index, are reduced by the fund’s or portion’s fees and operating expenses.

Interest Rate Risk. The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The share price and total return of a portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on funds holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by Standard & Poor’s Ratings Group (“S&P”) and Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others, as noted in the description of each Underlying Portfolio or Underlying ETF in its prospectus.

Loan Participation Risk. A portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Lower-Rated Securities Risk (also referred to as Junk Bond/Below Investment Grade Securities Risk). Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength and tend to be more greatly affected by economic downturn than issuers of higher grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. Lower-rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a lower rated security’s value will decrease in a rising interest rate market, as will the value of a portfolio’s assets. If a portfolio experiences unexpected net redemptions, this may force it to sell its lower-rated securities, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio expenses can be spread and possibly reducing the portfolio’s rate of return.

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Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Portfolio or an Underlying ETF that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If an Underlying Portfolio or Underlying ETF purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Underlying Portfolio or Underlying ETF as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Underlying Portfolio or Underlying ETF as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that an Underlying Portfolio or Underlying ETF may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and an Underlying Portfolio or Underlying ETF may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk. A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Crossings Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in a Crossings Allocation Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Depositary Receipts Risk. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio or Underlying ETF may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe

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price declines. As a result, an Underlying Portfolio or Underlying ETF investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Investing Risk. The value of a portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Custody Risk. The risk involved in the process of clearing and settling trades and holding securities with local agents and depositaries. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

European Economic Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition certain markets are prone to natural disasters, such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to such environmental events.

Legal Enforcement of Shareholder Rights Risk. In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities may differ from those that may apply in the U.S. An Underlying Portfolio or Underlying ETF may have more difficulty asserting its rights as a stockholder of a non-U.S. company than it would as a stockholder of a comparable U.S. company.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s or Underlying ETF’s foreign investments.

Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others, as noted in the description of each Underlying Portfolio or Underlying ETF in its prospectus.

EQ Advisors Trust	More About Investment Strategies & Risks	25

Benchmarks

The performance of each of the Crossings Allocation Portfolios as shown in the section “The Crossings Allocation Portfolios at a Glance” is compared to that of a broadbased securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in this Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE Index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

Standard & Poor’s 500 Composite Stock Index (referred to herein as “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The Index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

26	More About Investment Strategies & Risks	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs

The following is additional information regarding the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios, and Underlying ETFs their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
EQ/Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index.	The Portfolio seeks to achieve its investment objective of achieving (before expenses) the total return performance of the Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Aggregate Bond Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market including government and credit securities, agency, credit securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.	Under normal market conditions the Portfolio invests, at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Credit Risk

•  Currency Risk

•  ETFs Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	27

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities. The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

•  Credit Risk

•  Derivatives Risk

•  ETFs Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Zero Coupon Risk

EQ/PIMCO UltraShort Bond	Seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average Portfolio duration will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

•  Asset-Backed Securities Risk

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed Securities Risk

•  Portfolio Turnover Risk

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.

•  Credit Risk

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  ETFs Risk

•  Fixed Income Risk

•  Foreign Securities and
Emerging Markets Risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

28	Information Regarding the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES
EQ/Common Stock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies presented in the Russell 3000® Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.	• Derivatives Risk • Equity Risk • ETFs Risk • Index-Fund Risk • Large-Cap Company Risk • Small and Mid-Capitalization Risk
EQ/Equity 500 Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio seeks to hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  ETFs Risk

•  Emerging Market Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Index-Fund Risk

•  Large-Cap Company Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Value Investing Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index-Fund Risk • Large-Cap Company Risk • Securities Lending Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	29

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Index-Fund Risk

•  Large-Cap Company Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Value Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value Index in the exact weight each represents in that index, although in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk • Value Investing Risk
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Equity Risk

•  Emerging Markets Risk

•  ETFs Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Index Fund Risk

•  Large-Cap Company Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Value Investing Risk

30	Information Regarding the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
MULTI-SECTOR BOND
Multimanager Multi-Sector Bond Portfolio	High total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Credit/Default Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and Emerging Markets Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leverage Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Loan Participation and Assignment Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

SMALL/MID CAP EQUITIES
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Mid Cap Value PLUS Portfolio	Seeks long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Currency Risk

•  Derivatives Risk

•  ETFs Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Real Estate Investing Risk

•  Value Investing Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	31

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITIES
EQ/International ETF Portfolio	Seeks long-term capital appreciation	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  European Economic Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Inactive Market Risk

•  Investment Company Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Leveraging Risk

•  Liquidity Risk

•  ETF Management Risk

•  Market Risk

•  Net Asset Value Risk

•  Passive Investment Risk

•  Portfolio Management Risk

•  Secondary Market Risk

•  Small- and Mid-Cap Company Risk

•  Tracking Error Risk

•  Trading Risk

•  Valuation Risk

EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in equity securities of foreign companies, including emerging market equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Junk Bond and Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

32	Information Regarding the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Emerging Markets Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index.	The Fund generally will invest at least 90% of its assets in securities of the MSCI Emerging Markets Index or in depositary receipts representing such securities. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Depositary Receipts Risk • Derivatives Risk • Emerging Markets Risk • ETFs Risk • Focused Portfolio Risk • Foreign Securities Risk • Non-Diversification Risk
EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Index Fund Risk

•  Multiple Adviser Risk

•  Small- and Mid-Cap Company Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	33

Management Team

The Manager

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each Crossings Allocation Portfolio. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the Crossings Allocation Portfolios. In addition to its general managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for each Crossings Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each Crossings Allocation Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios and Underlying ETFs to be held by a Crossings Allocation Portfolio. Percentage targets are established and Underlying Portfolios and Underlying ETFs are identified using AXA Equitable’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each Crossings Allocation Portfolio’s holdings as deemed necessary to bring the asset allocation of a Crossings Allocation Portfolio back into alignment with its asset allocation range.

A committee of AXA FMG investment personnel manages each Crossings Allocation Portfolio, which include the following:

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Equitable. Mr. Kozlowski has primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds. Mr. Kozlowski has had day-to-day portfolio management responsibilities for AXA Equitable’s funds of funds since 2003.
Xavier Poutas, CFA	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Crossings Allocation Portfolios.

Mr. Kozlowski serves as the lead manager of the committee with primary responsibility for day-to-day management of the Crossings Allocation Portfolios. Mr. Poutas assists the lead portfolio manager with day-to-day management of the Crossings Allocation Portfolios, but does not have primary responsibility for managing the Portfolios. Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the Crossings Allocation Portfolios is available in the Portfolios’ Statement of Additional Information.

A discussion of the basis of the decision by the Board to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Management Fees

Each Crossings Allocation Portfolio pays a fee to AXA Equitable for management services equal to an annual rate of 0.10% of the average daily net assets of the Portfolio. AXA Equitable also provides administrative services to the Trust including, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Crossings Allocation Portfolio pays AXA Equitable a fee at an annual rate of $35,000 plus 0.15% of the Crossings Allocation Portfolio’s total average daily net assets. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Crossings Allocation Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2010 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of each Crossings Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the

34	Management Team	EQ Advisors Trust

Crossings Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the net annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios and Underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to 0.20% for Class IB shares.

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management Team	35

Portfolio Services

Buying and Selling Shares

Each Crossings Allocation Portfolio offers Class IA and Class IB shares. All shares are purchased and sold at their net asset value without any sales load. The Crossings Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Crossings Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g., EQ/International Core PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio), the securities of small- and mid-capitalization companies (e.g., EQ/Mid Cap Value PLUS Portfolio, EQ/Small Company Index Portfolio) or high-yield securities (e.g., Multimanager Multi-Sector Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including any omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services,

36	Portfolio Services	EQ Advisors Trust

internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to Portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in their sole discretion and without further notice, change what they consider potentially disruptive transfer activity and their monitoring procedures and thresholds, as well as change their procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Portfolio described in this prospectus.

Restriction	Situation
The Portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•

The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios and Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when a Portfolio’s and an Underlying Portfolio’s or Underlying ETF’s shares are not priced.

EQ Advisors Trust	Portfolio Services	37

Shares of the Underlying Portfolios held by the Crossings Allocation Portfolios are valued at their net asset value. Shares of the Underlying ETFs held by the Portfolios are valued at their most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price. Generally, other portfolio securities and assets of the Crossings Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios and Underlying ETFs are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Trust’s board of trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

Dividends and Other Distributions

Each Crossings Allocation Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of that Portfolio.

Tax Consequences

Each Crossings Allocation Portfolio is treated as a separate corporation, and intends to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent any Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

38	Portfolio Services	EQ Advisors Trust

It is important for each Crossings Allocation Portfolio to maintain its regulated investment company status (and certain other requirements), because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether those accounts, and therefore the Contracts indirectly funded by the Portfolio, meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as the investment manager and the administrator for the Trust, therefore carefully monitors the compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Crossings Allocation Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, affiliates of AXA Equitable. The Co-Distributors are both registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (formerly, the NASD). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the plan, Class IB shares are charged an annual fee to compensate each of the Co-Distributors for promoting, selling and servicing shares of the Crossings Allocation Portfolios. The annual fee currently equals to 0.10% (subject to a 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of each Crossings Allocation Portfolio’s assets on an ongoing basis, over time, these fees will increase your cost of investing and may cost you more than paying other types of charges.

The Co-Distributors may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The Co-Distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Portfolio Services	39

Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the period of the Portfolio’s operations. The financial information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

Crossings Conservative Allocation Portfolio

	Class IA		Class IB
	January 2, 2008* to December 31, 2008(e)
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.47		0.73
Net realized and unrealized loss on investments	(1.21)		(1.48)

Total from investment operations	(0.74)		(0.75)

Less distributions:
Dividends from net investment income	(0.23)		(0.22)
Distributions from net realized gains	—	#	—	#

Total dividends and distributions	(0.23)		(0.22)

Net asset value, end of period	$9.03		$9.03

Total return (b)	(7.35)%		(7.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93		$194
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%		0.20%
Before waivers, reimbursements (a)(f)	53.16	%(c)	53.26	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)	4.84%		7.69%
Before waivers and reimbursements (a)(f)	(51.57)%		(42.78)%
Portfolio turnover rate	5%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$5.42		$4.76

40	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

Crossings Conservative-Plus Allocation Portfolio

	Class IA		Class IB
	January 2, 2008* to December 31, 2008(e)
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.37		0.53
Net realized and unrealized loss on investments	(2.03)		(2.20)

Total from investment operations	(1.66)		(1.67)

Less distributions:
Dividends from net investment income	(0.41)		(0.40)
Distributions from net realized gains	(0.02)		(0.02)

Total dividends and distributions	(0.43)		(0.42)

Net asset value, end of period	$7.91		$7.91

Total return (b)	(16.56)%		(16.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83		$131
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%		0.20%
Before waivers and reimbursements (a)(f)	61.19	%(c)	61.29	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)	4.05%		5.84%
Before waivers and reimbursements (a)(f)	(57.17)%		(55.13)%
Portfolio turnover rate	10%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$5.67		$5.58

EQ Advisors Trust	Financial Highlights	41

Financial Highlights (cont’d)

Crossings Moderate Allocation Portfolio

	Class IA		Class IB
	January 2, 2008* to December 31, 2008(e)
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.32		0.48
Net realized and unrealized loss on investments	(2.44)		(2.61)

Total from investment operations	(2.12)		(2.13)

Less distributions:
Dividends from net investment income	(0.35)		(0.34)
Distributions from net realized gains	(0.02)		(0.02)

Total dividends and distributions	(0.37)		(0.36)

Net asset value, end of period	$7.51		$7.51

Total return (b)	(21.12)%		(21.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79		$143
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%		0.20%
Before waivers and reimbursements (a)(f)	60.60	%(c)	60.70	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)	3.47%		5.47%
Before waivers, reimbursements (a)(f)	(57.37)%		(54.72)%
Portfolio turnover rate	9%		9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$5.53		$5.34

42	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

Crossings Moderate-Plus Allocation Portfolio

	Class IA		Class IB
	January 2, 2008* to December 31, 2008(e)
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.72
Net realized and unrealized loss on investments	(3.03)		(3.54)

Total from investment operations	(2.84)		(2.82)

Less distributions:
Dividends from net investment income	(0.20)		(0.19)
Distributions from net realized gains	(0.01)		(0.01)

Total dividends and distributions	(0.21)		(0.20)

Net asset value, end of period	$6.95		$6.98

Total return (b)	(28.32)%		(28.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72		$812
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%		0.20%
Before waivers and reimbursements (a)(f)	52.44	%(c)	52.54	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)	2.16%		9.04%
Before waivers and reimbursements (a)(f)	(56.39)%		(39.24)%
Portfolio turnover rate	10%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$5.15		$3.87

EQ Advisors Trust	Financial Highlights	43

Financial Highlights (cont’d)

Crossings Aggressive Allocation Portfolio

	Class IA		Class IB
	January 2, 2008* to December 31, 2008(e)
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.31
Net realized and unrealized loss on investments	(3.73)		(3.90)

Total from investment operations	(3.59)		(3.59)

Less distributions:
Dividends from net investment income	(0.15)		(0.15)
Distributions from net realized gains	(0.01)		(0.01)

Total dividends and distributions	(0.16)		(0.16)

Net asset value, end of period	$6.25		$6.25

Total return (b)	(35.78)%		(35.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64		$574
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%		0.20%
Before waivers and reimbursements (a)(f)	30.06	%(c)	30.16	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)	1.67%		4.07%
Before waivers and reimbursements (a)(f)	(43.30)%		(21.68)%
Portfolio turnover rate	7%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$3.82		$1.93

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

44	Financial Highlights	EQ Advisors Trust

If you would like more information about the Crossings Allocation Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Will Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Crossings Allocation Portfolios, has been filed with the SEC and is incorporated into this prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of the Crossings Allocation Portfolios’ SAI and/or Annual and Semi-Annual Report, request other information about the Crossings Allocation Portfolios, or make shareholder inquiries, contact your financial professional, or the Crossings Allocation Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 877-222-2144

EQ Advisors Trust currently does not maintain a website where investors can access the SAI or Shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require

Information about the Crossings Allocation Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

EQ Advisors Trust

Crossings Allocation Portfolios

Crossings Conservative Allocation Portfolio

Crossings Conservative-Plus Allocation Portfolio

Crossings Moderate Allocation Portfolio

Crossings Moderate-Plus Allocation Portfolio

Crossings Aggressive Allocation Portfolio

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust